EQUITY - Operations with non-controlling interests (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Capital
Effect of interest changes in subsidiaries	R$ (19,194)	R$ (2,252)	R$ (1,969,237)
Total Parent company's interest
Capital
Effect of interest changes in subsidiaries	2,504	4,153	(1,144,526)
Non-controlling interests
Capital
Acquisition of non-controlling interests			(837,437)
Changes in the Paraopeba- Fixed Income Investment Fund	(21,698)	(6,405)	12,726
Effect of interest changes in subsidiaries	R$ (21,698)	R$ (6,405)	R$ (824,711)